Schedule of Investments (unaudited) March 31, 2019	BlackRock LifePath Dynamic 2045 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2045 Master Portfolio of Master Investment Portfolio	$34,613,391

Total Investments (Cost — $31,699,422) — 100.1%	34,613,391

Liabilities in Excess of Other Assets — (0.1)%	(24,997)

Net Assets — 100.0%	$34,588,394

BlackRock LifePath Dynamic 2045 Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2045 Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of March 31, 2019, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $34,613,391 and 100%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

During the period ended March 31, 2019, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2019	LifePath Dynamic 2045 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies (f) — 88.0%

Equity Funds — 80.2%
Active Stock Master Portfolio	$15,969,055	$15,969,055
BlackRock Advantage Emerging Markets Fund — Class K(a)	278,642	2,903,450
BlackRock Tactical Opportunities Fund — Class K	23,768	329,421
International Tilts Master Portfolio	$5,426,226	5,426,226
iShares Edge MSCI Multifactor International ETF	31,238	822,496
iShares Edge MSCI Multifactor USA ETF	42,116	1,306,859
iShares MSCI EAFE Small-Cap ETF(b)	17,813	1,023,179

		27,780,686

Fixed Income Funds — 4.7%
CoreAlpha Bond Master Portfolio	$1,425,612	1,425,612
iShares TIPS Bond ETF	1,745	197,307

		1,622,919

Short-Term Securities — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(c)(d)	476,989	477,180
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)	597,732	597,732

		1,074,912

Total Affiliated Investment Companies — 88.0% (Cost — $30,644,501)		30,478,517

	Shares

Common Stocks — 12.2%

Capital Markets — 0.0%
Centuria Capital Group	8,693	8,641

Equity Real Estate Investment Trusts (REITs) — 9.2%
Activia Properties, Inc.	11	45,697
Alexandria Real Estate Equities, Inc.	703	100,220
alstria office REIT-AG	1,720	27,995
American Homes 4 Rent, Class A	1,575	35,784
Ascendas Real Estate Investment Trust	27,400	58,893
Assura PLC	33,903	25,346
AvalonBay Communities, Inc.	667	133,887
Big Yellow Group PLC	2,419	31,256
Boston Properties, Inc.	869	116,342
Canadian Apartment Properties REIT	1,254	48,204
Capital & Regional PLC	52,768	17,491
CareTrust REIT, Inc.	4,936	115,799
Comforia Residential REIT, Inc.	10	27,396
Crown Castle International Corp.	165	21,120
CyrusOne, Inc.	902	47,301
Daiwa House REIT Investment Corp.	26	57,678
Derwent London PLC	563	23,649

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Douglas Emmett, Inc.	525	$21,221
EPR Properties	1,095	84,206
Equinix, Inc.	68	30,815
Equity Residential	1,101	82,927
Extra Space Storage, Inc.	763	77,757
Federal Realty Investment Trust	420	57,897
Gecina SA	271	40,089
GLP J-REIT	30	32,130
Highwoods Properties, Inc.	961	44,956
Host Hotels & Resorts, Inc.	5,876	111,056
Hudson Pacific Properties, Inc.	925	31,839
Hulic REIT, Inc.	17	28,969
Ichigo Office REIT Investment	24	22,997
Inmobiliaria Colonial Socimi SA	3,951	40,642
Invincible Investment Corp.	59	28,872
Invitation Homes, Inc.(b)	1,219	29,658
Japan Rental Housing Investments, Inc.	30	23,887
Kenedix Office Investment Corp.	7	48,599
Land Securities Group PLC	995	11,846
Link REIT	7,500	87,807
Mitsui Fudosan Logistics Park, Inc.	9	28,807
Prologis, Inc.	2,087	150,160
PRS REIT PLC	16,328	20,969
Regency Centers Corp.	1,145	77,276
Rexford Industrial Realty, Inc.	2,158	77,278
RioCan Real Estate Investment Trust	3,507	69,466
Scentre Group	24,839	72,507
Segro PLC	6,279	55,117
Simon Property Group, Inc.	1,019	185,672
SL Green Realty Corp.	227	20,412
Spirit Realty Capital, Inc.	1,483	58,920
STAG Industrial, Inc.	692	20,518
Stockland	3,889	10,637
Sun Communities, Inc.	722	85,571
UDR, Inc.	1,925	87,510
Unibail-Rodamco-Westfield	562	92,130
Ventas, Inc.	1,518	96,864
VEREIT, Inc.	4,932	41,281
VICI Properties, Inc.	2,402	52,556
Welltower, Inc.	262	20,331

		3,196,210

Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	246	20,445

1

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2045 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., Class A	165	$20,640

		41,085

Household Durables — 0.1%
Glenveagh Properties PLC(a)(e)	20,034	19,844

Interactive Media & Services — 0.1%
NEXTDC Ltd.(a)	7,042	31,627

IT Services — 0.1%
GDS Holdings Ltd. — ADR(a)	957	34,155

Real Estate Management & Development — 2.5%
Aedas Homes SAU(a)(e)	796	20,301
Aveo Group	3,594	5,031
Castellum AB	1,652	32,058
China Vanke Co. Ltd., Class H	13,220	55,642
City Developments Ltd.	3,400	22,754
CK Asset Holdings Ltd.	10,000	89,058
Deutsche Wohnen SE	669	32,463
Entra ASA(e)	2,344	35,402
Fabege AB	765	11,118
Godewind Immobilien AG(a)(b)(e)	5,690	23,690
Grainger PLC	8,332	25,676

Security	Shares	Value

Real Estate Management & Development (continued)
LEG Immobilien AG	501	$61,566
Lend Lease Group	981	8,632
Mega Manunggal Property Tbk PT(a)	762,700	24,321
Mitsubishi Estate Co. Ltd.	3,100	56,249
Mitsui Fudosan Co. Ltd.	3,500	88,170
Sumitomo Realty & Development Co. Ltd.	500	20,745
Sun Hung Kai Properties Ltd.	4,000	68,763
Swire Properties Ltd.	5,400	23,241
Tokyu Fudosan Holdings Corp.	3,793	22,730
Vonovia SE	2,015	104,570
Wharf Real Estate Investment Co. Ltd.	6,000	44,716

		876,896

Road & Rail — 0.1%
MTR Corp. Ltd.	3,500	21,686

Total Long-Term Investments — 12.2% (Cost — $3,727,024)		4,230,144

Total Investments — 100.2% (Cost — $34,371,525)		34,708,661

Liabilities in Excess of Other Assets — (0.2)%		(71,012)

Net Assets — 100.0%		$34,637,649

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$14,311,152	$1,657,903	(b)	$—	$15,969,055	$15,969,055	$59,172		$29,297	$(520,616)
BlackRock Advantage Emerging Markets Fund — Class K	245,996	37,125		(4,479)	278,642	2,903,450	—		(2,911)	234,510
BlackRock Cash Funds: Institutional, SL Agency Shares	455,840	21,149		—	476,989	477,180	757	(c)	197	125
BlackRock Cash Funds: Treasury, SL Agency Shares	81,017	516,715		—	597,732	597,732	5,706		—	—
BlackRock Tactical Opportunities Fund	23,768	—		—	23,768	329,421	—		—	4,991
CoreAlpha Bond Master Portfolio	$1,010,090	$415,522	(b)	$—	$1,425,612	1,425,612	10,484		8,336	(77,013)

2

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2045 Master Portfolio

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
International Tilts Master Portfolio	$4,608,540	$817,686	(b)	$—	$5,426,226	$5,426,226	$44,051	$(8,706)	$(225,224)
iShares Edge MSCI Multifactor International ETF	31,238	—		—	31,238	822,496	—	—	81,844
iShares Edge MSCI Multifactor USA ETF	40,433	1,683		—	42,116	1,306,859	4,639	—	128,168
iShares MSCI EAFE Small-Cap ETF	17,813	—		—	17,813	1,023,179	—	—	100,109
iShares TIPS Bond ETF	1,192	553		—	1,745	197,307	(14)	—	4,432

						$30,478,517	$124,795	$26,213	$(268,674)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net investment value purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments and from borrowers of securities.

For LifePath Dynamic Master Portfolio compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

JPY	Japanese Yen

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

ETF	Exchange-Traded Fund

IDR	Indonesian Rupiah

MSCI	Morgan Stanley Capital International

NOK	Norwegian Krone

REIT	Real Estate Investment Trust

S&P	S&P Global Ratings

3

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2045 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Ultra Long U.S. Treasury Bond	11	06/19/19	$1,848	$68,553
S&P/TSX 60 Index	5	06/20/19	716	5,329
E-Mini MSCI EAFE Index	4	06/21/19	373	394
Russell 2000 E-Mini Index	8	06/21/19	618	4,558
S&P 500 E-Mini Index	5	06/21/19	709	17,103

				$95,937

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	6,000	USD	4,259	Citibank N.A.	04/15/19	$3
AUD	11,000	USD	7,787	State Street Bank and Trust Co.	04/15/19	26
AUD	35,000	USD	24,657	State Street Bank and Trust Co.	04/15/19	202
CAD	1,000	USD	749	Goldman Sachs International	04/15/19	—
GBP	9,000	USD	11,631	Barclays Bank PLC	04/15/19	99
HKD	6,000	USD	765	Citibank N.A.	04/15/19	—
IDR	78,119,000	USD	5,461	JPMorgan Chase Bank N.A.	04/15/19	8
ILS	20,000	USD	5,500	Goldman Sachs International	04/15/19	10
USD	16,596	AUD	23,000	Citibank N.A.	04/15/19	261
USD	21,601	AUD	30,000	Citibank N.A.	04/15/19	294
USD	4,973	AUD	7,000	Deutsche Bank AG	04/15/19	1
USD	8,602	AUD	12,000	Nomura International PLC	04/15/19	79
USD	6,784	CAD	9,000	JPMorgan Chase Bank N.A.	04/15/19	46
USD	755	CAD	1,000	State Street Bank and Trust Co.	04/15/19	6
USD	1,510	CAD	2,000	State Street Bank and Trust Co.	04/15/19	13
USD	19,480	CAD	26,000	State Street Bank and Trust Co.	04/15/19	17
USD	4,026	CHF	4,000	State Street Bank and Trust Co.	04/15/19	4
USD	5,674	EUR	5,000	BNP Paribas S.A.	04/15/19	60
USD	5,701	EUR	5,000	Goldman Sachs International	04/15/19	87
USD	1,156	EUR	1,000	Nomura International PLC	04/15/19	33
USD	70,863	EUR	63,000	Royal Bank of Canada	04/15/19	115
USD	3,426	EUR	3,000	State Street Bank and Trust Co.	04/15/19	57
USD	32,109	EUR	28,000	State Street Bank and Trust Co.	04/15/19	665
USD	35,740	EUR	31,000	State Street Bank and Trust Co.	04/15/19	927
USD	2,642	GBP	2,000	BNP Paribas S.A.	04/15/19	36
USD	11,825	GBP	9,000	Nomura International PLC	04/15/19	95
USD	28,757	GBP	22,000	Nomura International PLC	04/15/19	85
USD	1,309	GBP	1,000	Standard Chartered Bank	04/15/19	6
USD	6,549	GBP	5,000	Standard Chartered Bank	04/15/19	33
USD	1,319	GBP	1,000	State Street Bank and Trust Co.	04/15/19	16
USD	13,297	HKD	104,000	Barclays Bank PLC	04/15/19	43
USD	14,188	HKD	111,000	Barclays Bank PLC	04/15/19	42
USD	15,721	HKD	123,000	Citibank N.A.	04/15/19	45

4

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	56,713	HKD	445,000	Citibank N.A.	04/15/19	$2
USD	10,588	HKD	83,000	State Street Bank and Trust Co.	04/15/19	11
USD	32,923	IDR	469,155,000	State Street Bank and Trust Co.	04/15/19	75
USD	4,053	JPY	447,000	Bank of America N.A.	04/15/19	16
USD	10,292	JPY	1,118,000	Goldman Sachs International	04/15/19	193
USD	11,790	JPY	1,276,000	Nomura International PLC	04/15/19	264
USD	4,057	JPY	448,000	State Street Bank and Trust Co.	04/15/19	10
USD	3,255	NOK	28,000	Nomura International PLC	04/15/19	7
USD	2,459	NOK	21,000	Royal Bank of Canada	04/15/19	23
USD	1,877	NOK	16,000	State Street Bank and Trust Co.	04/15/19	21
USD	40,838	NOK	347,000	State Street Bank and Trust Co.	04/15/19	585
USD	8,649	SEK	80,000	Citibank N.A.	04/15/19	36
USD	4,326	SEK	40,000	State Street Bank and Trust Co.	04/15/19	19
USD	5,907	SGD	8,000	Citibank N.A.	04/15/19	3
USD	11,078	SGD	15,000	State Street Bank and Trust Co.	04/15/19	7
AUD	2,109,743	USD	1,484,569	Deutsche Bank AG	06/19/19	15,623
CAD	937,701	USD	698,471	Bank of America N.A.	06/19/19	4,578
JPY	40,715,941	USD	369,020	Nomura International PLC	06/19/19	586
USD	545,832	EUR	482,572	Bank of America N.A.	06/19/19	939

						26,412

AUD	20,000	USD	14,387	Barclays Bank PLC	04/15/19	(183)
AUD	88,000	USD	63,418	Goldman Sachs International	04/15/19	(917)
AUD	12,000	USD	8,541	State Street Bank and Trust Co.	04/15/19	(18)
CAD	13,000	USD	9,835	Goldman Sachs International	04/15/19	(104)
CHF	5,000	USD	5,096	Barclays Bank PLC	04/15/19	(68)
CHF	40,000	USD	41,134	JPMorgan Chase Bank N.A.	04/15/19	(914)
EUR	16,000	USD	18,391	Goldman Sachs International	04/15/19	(423)
EUR	5,000	USD	5,687	Nomura International PLC	04/15/19	(72)
GBP	31,000	USD	41,191	JPMorgan Chase Bank N.A.	04/15/19	(789)
HKD	121,000	USD	15,462	Barclays Bank PLC	04/15/19	(42)
HKD	160,000	USD	20,454	Deutsche Bank AG	04/15/19	(63)
HKD	159,000	USD	20,302	Standard Chartered Bank	04/15/19	(39)
JPY	940,000	USD	8,498	Citibank N.A.	04/15/19	(7)
JPY	452,000	USD	4,097	Goldman Sachs International	04/15/19	(14)
JPY	2,621,000	USD	24,383	Goldman Sachs International	04/15/19	(708)
JPY	3,228,000	USD	29,879	Goldman Sachs International	04/15/19	(721)
JPY	353,000	USD	3,189	JPMorgan Chase Bank N.A.	04/15/19	(1)
JPY	421,000	USD	3,829	Standard Chartered Bank	04/15/19	(26)
NOK	99,000	USD	11,582	Bank of America N.A.	04/15/19	(98)
NZD	6,000	USD	4,102	State Street Bank and Trust Co.	04/15/19	(15)
SEK	17,000	USD	1,847	Citibank N.A.	04/15/19	(16)
SEK	43,000	USD	4,821	Goldman Sachs International	04/15/19	(192)
SEK	39,000	USD	4,350	JPMorgan Chase Bank N.A.	04/15/19	(151)
SEK	70,000	USD	7,779	Standard Chartered Bank	04/15/19	(243)
SEK	107,000	USD	12,051	Standard Chartered Bank	04/15/19	(531)
SGD	22,000	USD	16,290	Barclays Bank PLC	04/15/19	(53)
SGD	9,000	USD	6,660	Goldman Sachs International	04/15/19	(17)
SGD	3,000	USD	2,220	State Street Bank and Trust Co.	04/15/19	(6)
SGD	9,000	USD	6,647	State Street Bank and Trust Co.	04/15/19	(4)
USD	26,968	AUD	38,000	Citibank N.A.	04/15/19	(21)
USD	16,812	GBP	13,000	JPMorgan Chase Bank N.A.	04/15/19	(131)

5

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,302	GBP	1,000	State Street Bank and Trust Co.	04/15/19	$(1)
USD	19,379	GBP	15,000	State Street Bank and Trust Co.	04/15/19	(171)
USD	3,568	JPY	396,000	Bank of America N.A.	04/15/19	(9)
USD	76,078	JPY	8,423,000	Citibank N.A.	04/15/19	(6)
USD	1,022	JPY	114,000	Goldman Sachs International	04/15/19	(8)
USD	7,318	JPY	815,000	Goldman Sachs International	04/15/19	(44)
USD	69,815	JPY	7,783,000	Goldman Sachs International	04/15/19	(488)
USD	21,023	JPY	2,344,000	Nomura International PLC	04/15/19	(150)
USD	7,802	JPY	866,000	State Street Bank and Trust Co.	04/15/19	(20)
EUR	1,384,920	USD	1,566,480	Bank of America N.A.	06/19/19	(2,707)
USD	582,367	AUD	827,689	Bank of America N.A.	06/19/19	(6,185)
USD	372,456	CAD	500,000	Nomura International PLC	06/19/19	(2,423)
USD	598,650	JPY	66,041,177	Bank of America N.A.	06/19/19	(850)

						(19,649)

Net Unrealized Appreciation						$6,763

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its annual report.

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Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2045 Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investments Companies:
Equity Funds	$6,385,405	$—	$—	$6,385,405
Fixed Income Fund	197,307	—	—	197,307
Short-Term Securities	1,074,912	—	—	1,074,912
Common Stocks:
Capital Markets	8,641	—	—	8,641
Equity Real Estate Investment Trusts (REITs)	2,445,867	750,343	—	3,196,210
Hotels, Restaurants & Leisure	41,085	—	—	41,085
Household Durables	19,844	—	—	19,844
Interactive Media & Services	—	31,627	—	31,627
IT Services	34,155	—	—	34,155
Real Estate Management & Development	49,366	827,530	—	876,896
Road & Rail	—	21,686	—	21,686

Subtotal	$10,256,582	$1,631,186	$—	$11,887,768

Investments Valued at Net Asset Value (“NAV”)(a)				22,820,893

Total Investments				$34,708,661

Derivative Financial Instruments (b)
Assets:
Forward foreign currency contracts	$—	$26,412	$—	$26,412
Interest rate contracts	68,553	—	—	68,553
Equity contracts	27,384	—	—	27,384
Liabilities:
Forward foreign currency contracts	—	(19,649)	—	(19,649)

	$95,937	$6,763	$—	$102,700

(a)

As of March 31, 2019, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between levels.

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